Note 9 - Amounts Payable - Amounts Payable (Details) - CAD ($)	7 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Balance	$ 648,453	$ 0	$ 398,453	$ 0
Fair value of promissory note payable due six months after closing date				226,391
Accretion expense for promissory note payable due six months after closing date				23,609
Cash payable on or before the Investment Date				375,657
Accretion expense for cash payable on or before the Investment Date			18,133	22,796
Less: amount paid	(250,000)		(500,000)
Loss on settlement of liability		$ 0	83,414
Balance	$ 398,453		$ 0	$ 398,453